LONG-TERM DEBT - Summary of Orion Convertible Note and Sprott Convertible Note (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 13, 2021	Dec. 10, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 115,876,000	$ 41,436,000			$ 105,000
Amortization of finance costs	353,000	0
Finance charge	17,107,000	262,000
Orion Convertible Credit
Disclosure of detailed information about borrowings [line items]
Principal amount	39,741,000	32,956,000	$ 50,000,000		0
Fair value of notes issued	0	50,000,000
Other financial liabilities	0	(17,230,000)
Other equity securities	0	2,029,000	$ 2,000,000.0
Deferred financing costs and other	0	(2,054,000)
Note balance	32,956,000	32,745,000
Amortization of finance costs	308,000	0
Finance charge	6,477,000	211,000
Sprott Convertible Credit
Disclosure of detailed information about borrowings [line items]
Principal amount	8,903,000	7,685,000		$ 10,000,000	$ 0
Fair value of notes issued	0	10,000,000
Other financial liabilities	0	(2,733,000)
Other equity securities	0	367,000		$ 400,000
Note balance	7,685,000	7,634,000
Amortization of finance costs	0
Finance charge	$ 1,218,000	$ 51,000